Issued Capital (Tables)	12 Months Ended
Dec. 31, 2025
Issued Capital [Abstract]
Schedule of Share Capital

(a) Share Capital

	December 31, 2025		December 31, 2024		December 31, 2023
	Number of shares	US$	Number of shares	US$	Number of shares*	US$
Ordinary Shares fully paid	3,446,434	68,862,716	3,431,434	68,844,716	3,410,434	68,792,216

*	Retroactively applied the share consolidation of 10 for 1 share on October 16, 2023.

Schedule of Ordinary Share Capital

(b) Movements in ordinary share capital

	Company
	Number of Shares	US$
January 1, 2023	20,524,754	65,332,091
Issuance of shares for cash	299,998	36,365
Issuance of shares for services	661,450	348,485
Total issue of shares prior to share consolidation	21,486,202	65,716,941
1 for 10 share consolidation of our fully paid ordinary shares	(19,337,701)	-
Total issue of shares post share consolidation	2,148,501	65,716,941
Issuance of shares for cash	607,817	1,497,043
Issuance of shares for services	114,116	228,232
Issuance of shares on acquisition of subsidiaries	300,000	750,000
Issuance of shares on conversion of debts	240,000	600,000
December 31, 2023	3,410,434	68,792,216
Issuance of shares for cash	21,000	52,500
December 31, 2024	3,431,434	68,844,716
Issuance of shares for services	15,000	18,000
December 31, 2025	3,446,434	68,862,716